UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1776

Name of Registrant:	Vanguard Wellesley Income Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2007

Item 1:	Schedule of Investments

Vanguard Wellesley Income Fund
Schedule of Investments
June 30, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (6.3%)

Agency Bonds and Notes (3.2%)
1 Federal Farm Credit Bank	4.875%	1/17/2017	50,000	47,793
1 Federal Home Loan Bank	4.375%	3/17/2010	100,000	97,960
1 Federal Home Loan Bank	5.500%	7/15/2036	50,000	49,103
1 Federal Home Loan Mortgage Corp.	7.000%	3/15/2010	75,000	78,356
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/2015	50,000	47,259
1 Federal National Mortgage Assn.	7.125%	6/15/2010	50,000	52,575
Private Export Funding Corp.	4.950%	11/15/2015	13,350	12,911
1 Tennessee Valley Auth.	4.375%	6/15/2015	35,000	32,673

				418,630

Mortgage-Backed Securities (3.1%)
1,2 Federal National Mortgage Assn.	4.500%	12/1/2033-10/1/2036	104,790	95,439
1,2 Federal National Mortgage Assn.	5.500%	5/1/2033-2/1/2035	48,923	47,278
1,2 Federal National Mortgage Assn.	6.000%	10/1/2035-12/1/2036	69,428	68,716
2 Government National Mortgage Assn.	6.000%	6/15/2031-4/15/2037	196,950	195,976

				407,409

Total U.S. Government and Agency Obligations
(Cost $846,501)				826,039

Corporate Bonds (45.1%)

Asset-Backed Securities (4.6%)
2 American Express Credit Account Master Trust	4.350%	12/15/2011	12,000	11,812
2 BMW Vehicle Owner Trust	4.280%	2/25/2010	25,655	25,398
2 Banc of America Commercial Mortgage, Inc.	5.930%	5/10/2045	25,000	25,035
2 Banc of America Commercial Mortgage, Inc.	5.353%	9/10/2047	19,180	18,521
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.632%	4/12/2038	14,575	14,373
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.624%	3/11/2039	29,615	29,006
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.537%	10/12/2041	25,315	24,855
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.302%	10/12/2042	27,445	26,394
2 Capital Auto Receivables Asset Trust	3.750%	7/15/2009	20,000	19,740
2 Citibank Credit Card Issuance Trust	4.550%	6/20/2017	15,000	13,978
2 Citigroup/Deutsche Bank Commercial Mortgage	5.399%	7/15/2044	25,000	24,160
2 Commercial Mortgage Pass Through Certificates	5.116%	6/10/2044	30,000	28,686
2 Commercial Mortgage Pass-Through Certificates	5.961%	6/10/2046	25,000	25,202
2 Connecticut RRB Special Purpose Trust	6.210%	12/30/2011	12,870	13,161
2 Credit Suisse Mortgage Capital Certificates	5.467%	9/15/2039	35,000	33,836
2 GS Mortgage Securities Corp. II	4.751%	7/10/2039	20,000	18,866
2 Greenwich Capital Commercial Funding Corp.	4.533%	1/5/2036	20,000	19,315
2 Greenwich Capital Commercial Funding Corp.	5.224%	4/10/2037	23,200	22,315
2 Greenwich Capital Commercial Funding Corp.	4.799%	8/10/2042	12,225	11,518
2 JPMorgan Chase Commercial Mortgage Securities	4.918%	10/15/2042	20,000	18,838
2 JPMorgan Chase Commercial Mortgage Securities	5.344%	12/15/2044	22,610	21,824
2 LB-UBS Commercial Mortgage Trust	4.954%	9/15/2030	12,545	11,881
2 Merrill Lynch Mortgage Trust	5.047%	7/12/2038	20,400	19,421
2 Morgan Stanley Capital I	5.230%	9/15/2042	13,525	13,009
2 Morgan Stanley Capital I	5.944%	10/15/2042	25,000	25,690
2 Morgan Stanley Capital I	5.162%	10/12/2052	10,000	9,573
2 Morgan Stanley Capital I	4.540%	7/15/2056	20,000	19,129
2 Morgan Stanley Dean Witter Capital I	5.514%	11/12/2049	15,000	14,680
2 Onyx Acceptance Owner Trust	3.910%	9/15/2011	25,000	24,486
2 Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/2042	20,000	19,114

				603,816

Finance (18.8%)
Banking (11.1%)
Associates Corp. of North America	6.250%	11/1/2008	25,000	25,271
BB&T Corp.	6.500%	8/1/2011	25,000	25,817
BB&T Corp.	4.750%	10/1/2012	16,000	15,368
BB&T Corp.	5.250%	11/1/2019	19,000	17,746
Banc One Corp.	7.750%	7/15/2025	25,000	28,810
Bank of America Corp.	3.250%	8/15/2008	14,750	14,436
Bank of America Corp.	3.375%	2/17/2009	27,000	26,207
Bank of America Corp.	4.875%	1/15/2013	43,100	41,572
Bank of America Corp.	5.375%	6/15/2014	25,525	25,104
Bank of America Corp.	5.625%	10/14/2016	22,500	22,132
Bank of New York Co., Inc.	5.200%	7/1/2007	35,000	35,000
Citicorp	6.650%	12/15/2010	25,000	26,000
Citigroup, Inc.	4.125%	2/22/2010	12,000	11,686
Citigroup, Inc.	6.500%	1/18/2011	10,000	10,308
Citigroup, Inc.	6.625%	6/15/2032	9,000	9,516
Citigroup, Inc.	6.000%	10/31/2033	15,000	14,571
Citigroup, Inc.	5.850%	12/11/2034	15,000	14,481
Citigroup, Inc.	6.125%	8/25/2036	15,000	14,726
Credit Suisse First Boston USA, Inc.	4.625%	1/15/2008	21,300	21,217
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	18,800	19,552
Credit Suisse First Boston USA, Inc.	5.125%	1/15/2014	23,825	23,080
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	32,500	30,753
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	13,300	15,017
Fifth Third Bank	4.200%	2/23/2010	33,000	32,046
3 HBOS Treasury Services PLC	3.750%	9/30/2008	11,400	11,188
3 HBOS Treasury Services PLC	4.000%	9/15/2009	10,000	9,727
3 HBOS Treasury Services PLC	6.000%	11/1/2033	19,000	18,505
HSBC Bank USA	4.625%	4/1/2014	13,100	12,282
HSBC Bank USA	5.875%	11/1/2034	21,000	20,128
HSBC Holdings PLC	7.625%	5/17/2032	15,800	18,342
HSBC Holdings PLC	6.500%	5/2/2036	22,000	22,695
Huntington National Bank	4.375%	1/15/2010	16,000	15,562
J.P. Morgan, Inc.	5.750%	10/15/2008	20,000	20,091
J.P. Morgan, Inc.	6.250%	1/15/2009	20,000	20,263
JPMorgan Chase&Co.	3.500%	3/15/2009	12,000	11,659
JPMorgan Chase&Co.	5.750%	1/2/2013	14,000	14,023
JPMorgan Chase&Co.	5.125%	9/15/2014	9,665	9,282
Mellon Funding Corp.	5.000%	12/1/2014	12,000	11,459
3 Mizuho Finance (Cayman)	5.790%	4/15/2014	32,000	31,917
3 National Australia Bank	4.800%	4/6/2010	21,000	20,659
National City Bank	5.800%	6/7/2017	50,000	49,167
National City Bank of Pennsylvania	7.250%	10/21/2011	22,000	23,375
National Westminster Bank PLC	7.375%	10/1/2009	29,825	31,138
Northern Trust Co.	4.600%	2/1/2013	10,000	9,492
PNC Bank NA	5.250%	1/15/2017	16,000	15,267
Regions Financial Corp.	7.000%	3/1/2011	25,000	26,157
Republic New York Corp.	5.875%	10/15/2008	15,000	15,067
Royal Bank of Canada	5.650%	7/20/2011	20,000	20,157
Royal Bank of Scotland Group PLC	6.400%	4/1/2009	14,000	14,214
Royal Bank of Scotland Group PLC	5.000%	10/1/2014	18,975	18,244
Sanwa Bank Ltd.	7.400%	6/15/2011	22,000	23,423
State Street Corp.	5.375%	4/30/2017	55,500	53,971
SunTrust Banks, Inc.	5.050%	7/1/2007	20,000	20,000
SunTrust Banks, Inc.	6.375%	4/1/2011	15,000	15,426
UFJ Finance Aruba AEC	6.750%	7/15/2013	20,000	21,027
US Bancorp	5.100%	7/15/2007	17,000	16,998
US Bank NA	3.900%	8/15/2008	20,000	19,677
US Bank NA	6.375%	8/1/2011	25,000	25,815
US Bank NA	4.950%	10/30/2014	12,400	11,810
Wachovia Bank NA	4.800%	11/1/2014	19,640	18,475
Wachovia Corp.	6.000%	10/30/2008	15,000	15,085
Wachovia Corp.	4.875%	2/15/2014	19,250	18,339
Wachovia Corp.	6.605%	10/1/2025	15,000	15,738
Washington Mutual, Inc.	5.250%	9/15/2017	38,000	35,503
Wells Fargo&Co.	3.500%	4/4/2008	17,000	16,709
Wells Fargo&Co.	3.125%	4/1/2009	12,400	11,955
Wells Fargo Bank NA	7.550%	6/21/2010	25,000	26,473
Wells Fargo Bank NA	5.950%	8/26/2036	25,000	24,221
Wells Fargo Financial	5.500%	8/1/2012	34,100	34,052
World Savings Bank, FSB	4.125%	3/10/2008	20,000	19,778
World Savings Bank, FSB	4.125%	12/15/2009	16,000	15,546
Brokerage (1.9%)
Bear Stearns Co., Inc.	3.250%	3/25/2009	15,500	14,931
Goldman Sachs Group, Inc.	3.875%	1/15/2009	30,000	29,346
Goldman Sachs Group, Inc.	5.250%	10/15/2013	29,400	28,445
Goldman Sachs Group, Inc.	6.125%	2/15/2033	20,000	19,234
Lehman Brothers Holdings, Inc.	4.800%	3/13/2014	15,000	14,126
Merrill Lynch&Co., Inc.	4.125%	1/15/2009	27,125	26,616
Merrill Lynch&Co., Inc.	5.000%	2/3/2014	15,000	14,323
Morgan Stanley Dean Witter	3.875%	1/15/2009	36,000	35,241
Morgan Stanley Dean Witter	5.300%	3/1/2013	37,925	37,001
Morgan Stanley Dean Witter	7.250%	4/1/2032	27,100	30,151
Finance Companies (1.7%)
American Express Centurion Bank	4.375%	7/30/2009	11,500	11,283
American Express Co.	5.500%	9/12/2016	25,000	24,374
American General Finance Corp.	4.000%	3/15/2011	12,000	11,340
General Electric Capital Corp.	7.375%	1/19/2010	10,000	10,475
General Electric Capital Corp.	8.125%	5/15/2012	10,000	11,056
General Electric Capital Corp.	5.450%	1/15/2013	25,550	25,357
General Electric Capital Corp.	6.750%	3/15/2032	74,050	80,429
HSBC Finance Corp.	4.625%	1/15/2008	13,700	13,643
HSBC Finance Corp.	5.250%	1/14/2011	10,000	9,874
HSBC Finance Corp.	4.750%	7/15/2013	12,225	11,550
International Lease Finance Corp.	5.400%	2/15/2012	20,000	19,769
Insurance (3.5%)
ACE INA Holdings, Inc.	5.700%	2/15/2017	15,000	14,562
AXA Financial, Inc.	6.500%	4/1/2008	10,000	10,072
Allstate Corp.	7.500%	6/15/2013	20,000	21,835
Allstate Life Global Funding	4.250%	2/26/2010	13,000	12,642
American International Group, Inc.	4.250%	5/15/2013	14,250	13,245
American International Group, Inc.	6.250%	5/1/2036	15,000	15,157
Berkshire Hathaway Finance Corp.	4.125%	1/15/2010	48,255	46,874
Cincinnati Financial Corp.	6.920%	5/15/2028	11,750	12,515
Genworth Financial, Inc.	5.125%	3/15/2011	17,635	17,398
Genworth Financial, Inc.	5.750%	5/15/2013	10,000	10,104
Hartford Financial Services Group, Inc.	5.500%	10/15/2016	16,665	16,198
Hartford Financial Services Group, Inc.	6.100%	10/1/2041	26,000	25,160
3 Liberty Mutual Insurance Co.	8.500%	5/15/2025	21,665	24,967
MBIA, Inc.	7.000%	12/15/2025	19,500	20,600
3 MetLife Global Funding I	4.625%	8/19/2010	15,000	14,627
3 MetLife Global Funding I	5.750%	7/25/2011	15,000	15,102
3 Metropolitan Life Insurance Co.	7.800%	11/1/2025	25,000	29,095
3 New York Life Insurance	5.875%	5/15/2033	39,760	38,999
Principal Life Income Funding	5.125%	3/1/2011	18,895	18,643
Prudential Financial, Inc.	5.800%	6/15/2012	28,250	28,454
Prudential Financial, Inc.	5.100%	9/20/2014	12,000	11,541
Prudential Financial, Inc.	4.750%	6/13/2015	21,000	19,619
UnitedHealth Group, Inc.	5.375%	3/15/2016	16,000	15,428
XL Capital Ltd.	5.250%	9/15/2014	16,000	15,283
Real Estate Investment Trusts (0.4%)
Brandywine Operating Partnership	5.750%	4/1/2012	10,030	10,017
Health Care Property Investors, Inc.	6.000%	1/30/2017	20,000	19,538
Simon Property Group Inc.	5.875%	3/1/2017	25,000	24,889
Financial Other (0.2%)
3 SovRisc BV	4.625%	10/31/2008	25,000	24,792

				2,496,417

Industrial (18.1%)
Basic Industry (1.9%)
Alcan, Inc.	4.875%	9/15/2012	10,500	10,030
Alcan, Inc.	4.500%	5/15/2013	22,300	20,724
Alcoa, Inc.	5.720%	2/23/2019	33,663	32,001
Alcoa, Inc.	5.870%	2/23/2022	11,337	10,735
BHP Billiton Finance	4.800%	4/15/2013	33,500	31,999
Dow Chemical Co.	5.750%	12/15/2008	50,000	50,207
E.I. du Pont de Nemours&Co.	6.750%	9/1/2007	25,000	25,044
E.I. du Pont de Nemours&Co.	4.125%	3/6/2013	27,200	25,004
Monsanto Co.	5.500%	7/30/2035	15,000	13,336
Praxair, Inc.	6.375%	4/1/2012	25,000	25,857
Rio Tinto Finance USA Ltd.	2.625%	9/30/2008	15,000	14,489
Capital Goods (2.4%)
Boeing Co.	6.625%	2/15/2038	20,950	22,863
Caterpillar Financial Services Corp.	3.625%	11/15/2007	12,800	12,716
Caterpillar Financial Services Corp.	2.700%	7/15/2008	11,800	11,484
Caterpillar, Inc.	6.950%	5/1/2042	15,000	16,501
General Dynamics Corp.	4.250%	5/15/2013	41,100	38,346
Illinois Tool Works, Inc.	5.750%	3/1/2009	25,000	25,164
John Deere Capital Corp.	4.500%	8/22/2007	10,000	9,988
John Deere Capital Corp.	4.625%	4/15/2009	15,000	14,804
John Deere Capital Corp.	7.000%	3/15/2012	25,000	26,456
Minnesota Mining&Manufacturing Corp.	6.375%	2/15/2028	25,000	26,186
PACTIV Corp.	8.125%	6/15/2017	20,000	22,221
3 Siemens Financieringsmat	5.750%	10/17/2016	25,000	24,724
Tyco International Group SA	6.000%	11/15/2013	20,800	21,261
United Technologies Corp.	7.125%	11/15/2010	25,000	26,260
United Technologies Corp.	4.875%	5/1/2015	15,000	14,141
Communications (5.2%)
AT&T Inc.	6.250%	3/15/2011	15,500	15,825
BellSouth Corp.	6.000%	10/15/2011	31,000	31,427
BellSouth Corp.	6.000%	11/15/2034	34,000	31,831
CBS Corp.	7.700%	7/30/2010	26,740	28,279
Chesapeake&Potomac Telephone Co.	7.875%	1/15/2022	16,000	17,517
Comcast Cable Communications, Inc.	6.750%	1/30/2011	10,000	10,377
Comcast Corp.	5.300%	1/15/2014	21,000	20,221
Comcast Corp.	6.450%	3/15/2037	20,000	19,379
3 Cox Communications, Inc.	5.875%	12/1/2016	40,000	39,179
Deutsche Telekom International Finance	8.250%	6/15/2030	39,200	47,099
France Telecom	7.750%	3/1/2011	24,000	25,707
France Telecom	8.500%	3/1/2031	20,800	26,201
GTE California Inc.	6.700%	9/1/2009	25,000	25,534
Gannett Co., Inc.	6.375%	4/1/2012	25,000	25,445
Michigan Bell Telephone Co.	7.850%	1/15/2022	25,000	27,558
New Cingular Wireless Services	8.750%	3/1/2031	27,000	33,659
New Jersey Bell Telephone Co.	8.000%	6/1/2022	14,585	15,947
News America Inc.	6.200%	12/15/2034	11,000	10,247
Telefonica Europe BV	7.750%	9/15/2010	25,000	26,549
3 Time Warner, Inc.	5.850%	5/1/2017	80,000	77,694
Verizon Communications Corp.	5.500%	4/1/2017	50,000	48,297
Verizon Global Funding Corp.	4.375%	6/1/2013	14,500	13,492
Verizon Virginia, Inc.	4.625%	3/15/2013	10,800	10,121
Vodafone Group PLC	5.375%	1/30/2015	11,250	10,777
Washington Post Co.	5.500%	2/15/2009	50,000	50,004
Consumer Cyclicals (1.9%)
CVS Corp.	4.875%	9/15/2014	12,000	11,270
CVS Corp.	6.125%	8/15/2016	14,285	14,166
CVS Corp.	5.750%	6/1/2017	25,000	24,112
Home Depot Inc.	3.750%	9/15/2009	12,000	11,539
Lowe's Cos., Inc.	5.000%	10/15/2015	28,125	26,669
McDonald's Corp.	5.750%	3/1/2012	10,000	10,068
Target Corp.	6.350%	1/15/2011	16,500	16,954
Target Corp.	5.875%	3/1/2012	31,000	31,431
The Walt Disney Co.	5.625%	9/15/2016	20,000	19,787
Time Warner, Inc.	6.875%	5/1/2012	10,000	10,446
Time Warner, Inc.	5.875%	11/15/2016	20,000	19,452
Wal-Mart Stores, Inc.	4.375%	7/12/2007	10,000	9,998
Wal-Mart Stores, Inc.	6.875%	8/10/2009	50,000	51,479
Consumer Noncyclicals (3.9%)
Abbott Laboratories	4.350%	3/15/2014	20,000	18,487
Anheuser-Busch Cos., Inc.	6.000%	4/15/2011	31,125	31,619
Becton, Dickinson&Co.	4.550%	4/15/2013	25,900	24,369
Bestfoods	6.625%	4/15/2028	25,000	26,165
3 Cargill Inc.	6.125%	9/15/2036	22,000	21,569
Clorox Co.	4.200%	1/15/2010	14,535	14,078
Coca-Cola Co.	5.750%	3/15/2011	45,000	45,523
Coca-Cola Enterprises Inc.	5.750%	11/1/2008	25,000	25,091
Diageo Capital PLC	3.500%	11/19/2007	10,400	10,323
Diageo Capital PLC	3.375%	3/20/2008	10,200	10,055
Eli Lilly&Co.	6.000%	3/15/2012	10,000	10,259
Eli Lilly&Co.	5.500%	3/15/2027	20,000	18,739
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	10,000	9,266
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	16,055	14,802
Johnson&Johnson	3.800%	5/15/2013	19,895	18,341
Johnson&Johnson	6.730%	11/15/2023	15,000	16,677
Kimberly-Clark Corp.	6.250%	7/15/2018	25,000	25,570
Kraft Foods, Inc.	5.625%	11/1/2011	22,625	22,431
Pepsico, Inc.	5.150%	5/15/2012	50,000	49,406
Procter&Gamble Co.	4.300%	8/15/2008	13,000	12,835
Procter&Gamble Co.	6.450%	1/15/2026	25,000	26,359
Procter&Gamble Co.	5.550%	3/5/2037	20,000	18,755
2 Procter&Gamble Co. ESOP	9.360%	1/1/2021	24,212	29,479
Schering-Plough Corp.	5.550%	12/1/2013	16,985	16,971
Energy (1.6%)
Burlington Resources, Inc.	6.500%	12/1/2011	25,000	25,999
ChevronTexaco Capital Co.	3.500%	9/17/2007	22,000	21,909
ChevronTexaco Corp.	8.625%	4/1/2032	25,000	33,395
ConocoPhillips Canada	5.625%	10/15/2016	25,000	24,626
Devon Financing Corp.	7.875%	9/30/2031	15,000	17,333
Encana Corp.	6.500%	8/15/2034	15,000	15,188
Halliburton Co.	5.500%	10/15/2010	15,400	15,380
Phillips Petroleum Co.	7.000%	3/30/2029	11,500	12,543
Suncor Energy, Inc.	5.950%	12/1/2034	28,000	26,513
Valero Energy Corp.	7.500%	4/15/2032	16,600	18,147
Technology (0.5%)
Cisco Systems Inc.	5.250%	2/22/2011	18,200	18,083
Hewlett-Packard Co.	3.625%	3/15/2008	10,800	10,665
International Business Machines Corp.	7.000%	10/30/2025	25,000	27,631
Pitney Bowes, Inc.	4.750%	5/15/2018	10,000	9,031
Transportation (0.1%)
Norfolk Southern Corp.	6.200%	4/15/2009	15,000	15,143
Other (0.6%)
Dover Corp.	4.875%	10/15/2015	20,000	18,765
Eaton Corp.	5.750%	7/15/2012	15,600	15,596
Eaton Corp.	5.300%	3/15/2017	20,000	18,889
Eaton Corp.	6.500%	6/1/2025	10,000	9,967
Eaton Corp.	5.250%	6/15/2035	14,500	12,889

				2,403,139

Utilities (3.6%)
Electric (3.5%)
Alabama Power Co.	5.550%	2/1/2017	11,765	11,521
3 Baltimore Gas&Electric Co.	5.900%	10/1/2016	15,000	14,909
Consolidated Edison Co. of New York	5.625%	7/1/2012	16,205	16,292
Consolidated Edison Co. of New York	4.875%	2/1/2013	9,700	9,313
Duke Energy Corp.	6.250%	1/15/2012	20,000	20,529
Exelon Corp.	6.750%	5/1/2011	17,500	18,061
Florida Power&Light Co.	4.850%	2/1/2013	12,000	11,624
Florida Power Corp.	6.650%	7/15/2011	25,000	25,925
Georgia Power Co.	4.875%	7/15/2007	25,000	25,000
Georgia Power Co.	5.700%	6/1/2017	50,000	49,350
Indiana Michigan Power Co.	6.050%	3/15/2037	20,000	19,120
NStar Electric Co.	4.875%	10/15/2012	20,800	20,228
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/2012	40,000	42,702
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/2014	12,000	11,353
Oklahoma Gas&Electric Co.	6.500%	4/15/2028	10,000	10,239
PECO Energy Co.	4.750%	10/1/2012	12,000	11,552
SCANA Corp.	6.875%	5/15/2011	25,000	26,020
SCANA Corp.	6.250%	2/1/2012	28,930	29,608
Southern California Edison Co.	5.000%	1/15/2014	11,800	11,302
Southern Co.	5.300%	1/15/2012	20,000	19,976
Southwestern Electric Power	5.550%	1/15/2017	20,000	19,165
Virginia Electric&Power Co.	4.750%	3/1/2013	16,350	15,584
Wisconsin Electric Power Co.	5.700%	12/1/2036	13,825	13,106
Wisconsin Power&Light Co.	5.700%	10/15/2008	12,650	12,688
Natural Gas (0.1%)
3 Duke Energy Field Services	6.450%	11/3/2036	9,375	9,299

				474,466

Total Corporate Bonds
(Cost $6,067,214)				5,977,838

Sovereign Bonds (U.S. Dollar-Denominated) (6.4%)

African Development Bank	4.500%	1/15/2009	22,500	22,278
Asian Development Bank	4.500%	9/4/2012	40,000	38,666
BK Nederlandse Gemeenten	6.000%	3/26/2012	50,000	51,249
3 Corporacion Nacional del Cobre	6.150%	10/24/2036	18,710	18,447
European Investment Bank	3.500%	3/14/2008	26,000	25,720
European Investment Bank	4.000%	3/3/2010	20,000	19,434
European Investment Bank	4.625%	5/15/2014	54,000	51,520
European Investment Bank	4.625%	10/20/2015	15,000	14,197
Export Development Canada	4.625%	4/1/2010	50,000	49,347
Inter-American Development Bank	3.375%	3/17/2008	30,000	29,647
International Bank for Reconstruction&Development	4.125%	6/24/2009	11,800	11,582
Japan Bank International	4.750%	5/25/2011	35,000	34,307
Kreditanstalt fur Wiederaufbau	3.375%	1/23/2008	60,000	59,267
Kreditanstalt fur Wiederaufbau	3.500%	3/14/2008	18,000	17,737
Kreditanstalt fur Wiederaufbau	3.250%	3/30/2009	18,000	17,418
^ Kreditanstalt fur Wiederaufbau	4.125%	10/15/2014	22,000	20,385
Landwirtschaftliche Rentenbank	4.125%	7/15/2008	67,000	66,294
Oesterreichische Kontrollbank	4.250%	10/6/2010	15,000	14,587
Oesterreichische Kontrollbank	4.500%	3/9/2015	17,000	16,094
Province of Manitoba	4.450%	4/12/2010	20,000	19,511
Province of New Brunswick	5.200%	2/21/2017	30,000	29,409
Province of Ontario	5.000%	10/18/2011	20,000	19,786
Province of Ontario	4.950%	6/1/2012	50,000	49,292
Province of Ontario	5.125%	7/17/2012	25,000	24,716
Province of Ontario	4.500%	2/3/2015	40,000	37,772
Province of Quebec	6.125%	1/22/2011	19,500	19,963
Province of Quebec	5.125%	11/14/2016	20,000	19,392
Quebec Hydro Electric	6.300%	5/11/2011	50,000	51,054

Total Sovereign Bonds
(Cost $866,750)				849,071

Taxable Municipal Bonds (2.0%)

Illinois (Taxable Pension) GO	4.950%	6/1/2023	21,275	19,669
Illinois (Taxable Pension) GO	5.100%	6/1/2033	135,000	122,854
Oregon School Board Assn.	4.759%	6/30/2028	15,000	13,485
President and Fellows of Harvard College	6.300%	10/1/2037	68,000	70,040
Southern California Public Power Auth.	6.930%	5/15/2017	30,000	33,041
Wisconsin Public Service Rev.	5.700%	5/1/2026	9,000	8,905

Total Taxable Municipal Bonds
(Cost $276,078)				267,994

Common Stocks (39.2%)	Shares

Consumer Staples (3.8%)
Altria Group, Inc.	2,031,700	142,503
Kellogg Co.	2,241,300	116,077
Kimberly-Clark Corp.	1,405,900	94,041
General Mills, Inc.	1,208,300	70,589
Kraft Foods Inc.	1,405,985	49,561
Diageo PLC ADR	300,000	24,993

		497,764

Energy (5.5%)
Chevron Corp.	2,841,600	239,376
ConocoPhillips Co.	3,012,100	236,450
ExxonMobil Corp.	2,277,826	191,064
Royal Dutch Shell PLC ADR Class B	669,256	55,782

		722,672

Financials (10.7%)
Bank of America Corp.	5,092,788	248,986
Citigroup, Inc.	4,440,900	227,774
U.S. Bancorp	4,385,700	144,509
PNC Financial Services Group	1,992,500	142,623
JPMorgan Chase&Co.	2,767,700	134,095
UBS AG (New York Shares)	2,215,000	132,922
Host Hotels&Resorts Inc. REIT	3,441,400	79,565
The Allstate Corp.	1,168,400	71,868
The Chubb Corp.	1,123,000	60,799
Lloyds TSB Group PLC	4,544,288	50,516
Wells Fargo&Co.	1,349,700	47,469
Wachovia Corp.	842,200	43,163
The Bank of New York Co., Inc.	1,000,000	41,440

		1,425,729

Health Care (2.9%)
Wyeth	2,426,100	139,112
Abbott Laboratories	1,467,900	78,606
Bristol-Myers Squibb Co.	2,357,800	74,412
GlaxoSmithKline PLC ADR	913,400	47,835
Eli Lilly&Co.	800,000	44,704

		384,669

Industrials (3.2%)
General Electric Co.	6,531,700	250,033
Pitney Bowes, Inc.	2,084,100	97,577
Waste Management, Inc.	1,326,600	51,804
R.R. Donnelley&Sons Co.	700,800	30,492

		429,906

Materials (3.8%)
E.I. du Pont de Nemours&Co.	2,487,000	126,439
Dow Chemical Co.	2,801,900	123,900
PPG Industries, Inc.	1,084,900	82,572
Air Products&Chemicals, Inc.	700,100	56,267
Packaging Corp. of America	2,004,100	50,724
Lyondell Chemical Co.	1,000,000	37,120
International Paper Co.	626,850	24,478

		501,500

Telecommunication Services (4.4%)
AT&T Inc.	9,832,380	408,044
Verizon Communications Inc.	3,921,800	161,460
Chunghwa Telecom Co., Ltd. ADR	1,158,000	21,840

		591,344

Utilities (4.9%)
FPL Group, Inc.	4,609,800	261,560
Exelon Corp.	1,400,100	101,647
Consolidated Edison Inc.	1,240,600	55,976
American Electric Power Co., Inc.	1,190,900	53,638
Southern Co.	1,541,600	52,861
Dominion Resources, Inc.	601,800	51,941
SCANA Corp.	1,045,900	40,048
Entergy Corp.	289,900	31,121

		648,792

Total Common Stocks
(Cost $3,810,200)			5,202,376

Temporary Cash Investments (0.3%)

Money Market Fund (0.0%)
4 Vanguard Market Liquidity Fund	5.281%	3,168,000	3,168

			Face Amount ($000)

Repurchase Agreement (0.3%)
Goldman Sachs&Co.
(Dated 6/29/2007, Repurchase Value $42,519,000
collateralized by Federal Home Loan Mortgage Corp. 4.000%-7.500%,
4/1/2013-4/1/2034 and Federal National Mortgage Assn. 4.000%-7.500%,
10/1/2013-6/1/2037)	5.350%	7/2/2007	42,500	42,500

Total Temporary Cash Investments (0.3%)
(Cost $45,668)				45,668

Total Investments (99.3%)
(Cost $11,912,411)				13,168,986

Other Assets and Liabilities—Net (0.7%)				90,690

Net Assets (100%)				13,259,676

^	Part of security position is on loan to broker-dealers.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate value of these securities was $445,399,000, representing 3.4% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR	- American Depositary Receipt.
GO	- General Obligation Bond.
REIT	- Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

At June 30, 2007, the cost of investment securities for tax purposes was $11,912,411,000. Net unrealized appreciation of investment securities for tax purposes was $1,256,575,000, consisting of unrealized gains of $1,474,043,000 on securities that had risen in value since their purchase and $217,468,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLESLEY INCOME FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLESLEY INCOME FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 13, 2007

VANGUARD WELLESLEY INCOME FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 13, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.